Income Tax (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforward
Startup/organization expenses	28,711	103
Total deferred tax assets	28,711	103
Valuation allowance	(28,711)	(103)
Deferred tax assets